MASSMUTUAL PREMIER FUNDS

Supplement dated July 16, 2012 to the

Prospectus dated March 1, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information found in the last sentence of the second paragraph in the section titled Principal Investment Strategies on pages 96-97 for the Strategic Emerging Markets Fund is hereby deleted:

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund.

The following Principal Risk is hereby deleted on page 98 for the Strategic Emerging Markets Fund: Non-Diversification Risk.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE